UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21423

                       The Gabelli Dividend & Income Trust
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                      (THE GABELLI DIVIDEND & INCOME TRUST LOGO)

                       THE GABELLI DIVIDEND & INCOME TRUST

                               Semi-Annual Report
                                 June 30, 2008

TO OUR SHAREHOLDERS,

     The Gabelli Dividend & Income Trust's (the "Fund") net asset value ("NAV") total return fell 9.83% during the first half of 2008, compared with declines of 11.90% and 13.29% for the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average, respectively. The Fund's NAV total return outperformed the benchmark S&P 500 Index for this period, as well as for each of the longer-term intervals shown in the comparative results table. The total return for the Fund's publicly traded shares declined 11.78% during the first half of the year. On June 30, 2008, the Fund's NAV was $20.65, while the price of the publicly traded shares closed at $17.65 on the New York Stock Exchange.

     Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)

                                             Year                          Since
                                              to                         Inception
                                  Quarter    Date      1 Year   3 Year   (11/28/03)
                                  -------   ------    --------  ------   ----------
GABELLI DIVIDEND & INCOME TRUST
   NAV TOTAL RETURN (b) .......     1.64%    (9.83)%  (11.34)%   7.06%      8.36%
   INVESTMENT TOTAL RETURN (c)      0.85    (11.78)   (14.18)    5.88       4.36
S&P 500 Index .................    (2.72)   (11.90)   (13.11)    4.40       6.19
Dow Jones Industrial Average ..    (6.84)   (13.29)   (13.27)    5.81       5.71
Nasdaq Composite Index ........     0.61    (13.55)   (11.92)    3.69       3.48

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.

We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

                       THE GABELLI DIVIDEND &INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2008:

Energy and Utilities: Oil .............................................    13.9%
Financial Services ....................................................    12.0%
Energy and Utilities: Integrated ......................................    10.2%
Food and Beverage .....................................................     9.0%
Telecommunications ....................................................     6.1%
U.S. Government Obligations ...........................................     5.4%
Energy and Utilities: Electric ........................................     4.7%
Energy and Utilities: Services ........................................     3.9%
Energy and Utilities: Natural Gas .....................................     3.8%
Diversified Industrial ................................................     3.2%
Health Care ...........................................................     3.0%
Consumer Products .....................................................     2.7%
Retail ................................................................     2.2%
Cable and Satellite ...................................................     2.1%
Equipment and Supplies ................................................     1.9%
Computer Software and Services ........................................     1.5%
Business Services .....................................................     1.4%
Specialty Chemicals ...................................................     1.4%
Electronics ...........................................................     1.3%
Aerospace .............................................................     1.3%
Entertainment .........................................................     1.1%
Metals and Mining .....................................................     1.1%
Broadcasting ..........................................................     1.0%
Environmental Services ................................................     0.7%
Automotive: Parts and Accessories .....................................     0.7%
Energy and Utilities: Water ...........................................     0.7%
Transportation ........................................................     0.7%
Publishing ............................................................     0.5%
Communications Equipment ..............................................     0.5%
Paper and Forest Products .............................................     0.4%
Energy and Utilities ..................................................     0.4%
Wireless Communications ...............................................     0.3%
Machinery .............................................................     0.3%
Hotels and Gaming .....................................................     0.3%
Automotive ............................................................     0.2%
Agriculture ...........................................................     0.1%
Real Estate ...........................................................     0.0%
Building and Construction .............................................     0.0%
Manufactured Housing and Recreational Vehicles ........................     0.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

     THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

     The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 19, 2008 - FINAL RESULTS

     The Gabelli Dividend and Income Trust's Annual Meeting of Shareholders was held on May 19, 2008 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Frank J. Fahrenkopf, Jr., Anthonie C. van Ekris, and Salvatore J. Zizza as Trustees of the Fund. A total of 82,983,876 votes, 83,197,588 votes, and 83,232,462 votes were cast in favor of each Trustee and a total of 3,063,006 votes, 2,849,293 votes, and 2,814,419 votes were withheld for each Trustee, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita as a Trustee of the Fund. A total of 5,342,596 votes were cast in favor of this Trustee and 114,319 votes were withheld for this Trustee.

     Mario J. Gabelli, James P. Conn, Mario d'Urso, Michael J. Melarkey, Salvatore M. Salibello, and Edward T. Tokar continue to serve in their capacities as Trustees of the Fund.

     We thank you for your participation and appreciate your continued support.

                       THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                  COST            VALUE
------------                                          --------------   --------------
               COMMON STOCKS -- 92.2%
               AEROSPACE -- 1.3%
      30,000   Boeing Co. .........................   $    2,416,336   $    1,971,600
      50,000   DRS Technologies Inc. ..............        3,930,175        3,936,000
      10,000   Goodrich Corp. .....................          281,823          474,600
      55,000   Kaman Corp. ........................        1,006,361        1,251,800
      10,000   Northrop Grumman Corp. .............          658,360          669,000
     130,000   Rockwell Automation Inc. ...........        7,482,367        5,684,900
   2,000,000   Rolls-Royce Group plc+ .............       14,847,048       13,604,219
 179,200,000   Rolls-Royce Group plc, Cl. B .......          355,930          356,937
                                                      --------------   --------------
                                                          30,978,400       27,949,056
                                                      --------------   --------------
               AGRICULTURE -- 0.1%
      60,000   Archer-Daniels-Midland Co. .........        2,030,396        2,025,000
                                                      --------------   --------------
               AUTOMOTIVE -- 0.2%
      11,000   Copart Inc.+ .......................          317,775          471,020
     350,000   General Motors Corp. ...............        9,523,381        4,025,000
      10,000   Navistar
                  International Corp.+ ............          228,717          658,200
                                                      --------------   --------------
                                                          10,069,873        5,154,220
                                                      --------------   --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.7%
     386,000   Genuine Parts Co. ..................       13,063,243       15,316,480
                                                      --------------   --------------
               BROADCASTING -- 0.5%
     350,000   Clear Channel
                  Communications Inc. .............       13,305,178       12,320,000
                                                      --------------   --------------
               BUILDING AND CONSTRUCTION -- 0.0%
      15,000   Layne Christensen Co.+ .............          449,560          656,850
                                                      --------------   --------------
               BUSINESS SERVICES -- 1.4%
     380,000   ChoicePoint Inc.+ ..................       18,322,130       18,316,000
     160,000   Diebold Inc. .......................        6,078,013        5,692,800
      86,496   Fidelity National
                  Information Services Inc. .......        3,245,902        3,192,567
       1,000   HireRight Inc.+ ....................           15,170           17,100
     100,000   Intermec Inc.+ .....................        2,153,301        2,108,000
      31,000   PHH Corp.+ .........................          665,255          475,850
     282,600   Trans-Lux Corp.+ (a) ...............        2,025,800        1,017,360
                                                      --------------   --------------
                                                          32,505,571       30,819,677
                                                      --------------   --------------
               CABLE AND SATELLITE -- 2.1%
     638,000   Cablevision Systems Corp.,
                  Cl. A+ ..........................       18,640,016       14,418,800
      14,200   Cogeco Inc. ........................          276,997          431,696
     230,000   DISH Network Corp.,
                  Cl. A+ ..........................        5,597,764        6,734,400
      46,000   EchoStar Corp., Cl. A+ .............        1,228,777        1,436,120
      81,734   Liberty Global Inc.,
                  Cl. A+ ..........................        1,686,986        2,568,900

                                                                           MARKET
   SHARES                                                  COST            VALUE
------------                                          --------------   --------------
      34,318   Liberty Global Inc., Cl. C+ ........   $      760,276   $    1,041,894
     180,000   Rogers Communications Inc., Cl. B ..        2,310,816        6,958,800
     500,000   The DIRECTV Group Inc.+ ............       12,234,305       12,955,000
      35,213   Zon Multimedia Servicos de
                  Telecomunicacoes e
                  Multimedia SGPS SA ..............          346,144          292,730
       7,042   Zon Multimedia Servicos de
                  Telecomunicacoes e
                  Multimedia SGPS SA,
                  ADR .............................          126,328           58,582
                                                      --------------   --------------
                                                          43,208,409       46,896,922
                                                      --------------   --------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
      15,000   Thomas & Betts Corp.+ ..............          471,961          567,750
                                                      --------------   --------------
               COMPUTER SOFTWARE AND SERVICES -- 1.5%
   1,050,000   Electronic Data
                  Systems Corp. ...................       25,664,554       25,872,000
     170,000   Metavante
                  Technologies Inc.+ ..............        4,099,177        3,845,400
      25,000   Microsoft Corp. ....................          712,562          687,750
       2,000   NDS Group plc, ADR+ ................          119,072          118,400
     100,000   Yahoo! Inc.+ .......................        2,796,559        2,066,000
                                                      --------------   --------------
                                                          33,391,924       32,589,550
                                                      --------------   --------------
               CONSUMER PRODUCTS -- 2.7%
     200,000   Alberto-Culver Co. .................        6,685,102        5,254,000
      25,000   Altria Group Inc. ..................          433,289          514,000
      75,000   Avon Products Inc. .................        2,016,912        2,701,500
     100,000   Eastman Kodak Co. ..................        1,730,994        1,443,000
      40,000   Fortune Brands Inc. ................        3,173,363        2,496,400
      40,000   Hanesbrands Inc.+ ..................          955,063        1,085,600
      78,000   Harman International
                  Industries Inc. .................        4,774,569        3,228,420
     150,000   Kimberly-Clark Corp. ...............       10,201,219        8,967,000
      60,000   Mattel Inc. ........................        1,009,842        1,027,200
      25,000   Philip Morris
                  International Inc. ..............        1,011,008        1,234,750
     175,000   Procter & Gamble Co. ...............        9,719,121       10,641,750
   1,020,000   Swedish Match AB ...................       12,706,962       20,916,736
                                                      --------------   --------------
                                                          54,417,444       59,510,356
                                                      --------------   --------------
               DIVERSIFIED INDUSTRIAL -- 3.2%
     148,000   Bouygues SA ........................        5,149,282        9,824,102
     208,000   Cooper Industries Ltd.,
                  Cl. A ...........................        6,808,802        8,216,000
     500,000   General Electric Co. ...............       16,320,036       13,345,000
     275,000   Honeywell International Inc. .......        9,662,370       13,827,000

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                  COST            VALUE
------------                                          --------------   --------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED INDUSTRIAL (CONTINUED)
     100,000   ITT Corp. ..........................   $    4,506,935   $    6,333,000
     164,000   Owens-Illinois Inc.+ ...............        5,740,858        6,837,160
       2,000   Pentair Inc. .......................           63,318           70,040
       2,000   Textron Inc. .......................           51,500           95,860
   1,051,000   Tomkins plc ........................        5,080,148        3,161,059
     205,000   Tyco International Ltd. ............       10,024,801        8,208,200
     129,000   WHX Corp.+ .........................        1,268,830          192,210
                                                      --------------   --------------
                                                          64,676,880       70,109,631
                                                      --------------   --------------
               ELECTRONICS -- 1.3%
   1,000,000   Intel Corp. ........................       20,787,583       21,480,000
     190,000   Tyco Electronics Ltd. ..............        7,149,330        6,805,800
                                                      --------------   --------------
                                                          27,936,913       28,285,800
                                                      --------------   --------------
               ENERGY AND UTILITIES: ELECTRIC -- 4.7%
      30,000   Allegheny Energy Inc. ..............          438,040        1,503,300
      85,000   ALLETE Inc. ........................        2,788,153        3,570,000
     250,000   American Electric
                  Power Co. Inc. ..................        7,904,906       10,057,500
         720   Brookfield Infrastructure
                  Partners LP .....................           15,120           14,112
     410,000   DPL Inc. ...........................        8,260,319       10,815,800
      20,000   Edison International ...............          977,494        1,027,600
     270,000   Electric Power
                  Development Co. Ltd. ............        6,584,683       10,018,364
     220,000   FPL Group Inc. .....................        7,596,481       14,427,600
     525,000   Great Plains Energy Inc. ...........       16,005,205       13,272,000
     370,000   Integrys Energy Group Inc. .........       17,973,625       18,807,100
     120,000   Pepco Holdings Inc. ................        2,291,425        3,078,000
     240,000   Pinnacle West Capital Corp. ........        9,369,027        7,384,800
     100,000   Southern Co. .......................        2,893,572        3,492,000
     225,000   Unisource Energy Corp. .............        5,702,134        6,977,250
                                                      --------------   --------------
                                                          88,800,184      104,445,426
                                                      --------------   --------------
               ENERGY AND UTILITIES: INTEGRATED -- 10.2%
      12,000   Alliant Energy Corp. ...............          305,115          411,120
     140,000   Ameren Corp. .......................        6,365,276        5,912,200
   3,267,500   Aquila Inc.+ .......................       13,375,090       12,318,475
      50,000   Avista Corp. .......................          926,534        1,073,000
      15,000   Black Hills Corp. ..................          492,427          480,900
      40,000   CH Energy Group Inc. ...............        1,728,883        1,422,800
     108,000   Chubu Electric Power Co. Inc. ......        2,458,019        2,634,270
     150,000   CONSOL Energy Inc. .................        6,316,307       16,855,500
     200,000   Consolidated Edison Inc. ...........        8,201,972        7,818,000
      50,000   Dominion Resources Inc. ............        2,212,881        2,374,500
     200,000   Duke Energy Corp. ..................        2,816,130        3,476,000
     430,000   Edison SpA .........................        1,002,090          960,686

                                                                           MARKET
   SHARES                                                  COST            VALUE
------------                                          --------------   --------------
     430,400   El Paso Corp. ......................   $    5,669,770   $    9,356,896
      80,000   Endesa SA ..........................        3,636,234        3,897,094
     300,000   Enel SpA ...........................        2,324,318        2,852,914
      47,000   Enel SpA, ADR ......................        1,839,336        2,239,143
     160,000   Energy East Corp. ..................        3,650,404        3,955,200
      20,000   Exelon Corp. .......................        1,598,996        1,799,200
     162,000   FirstEnergy Corp. ..................        5,730,248       13,337,460
     150,000   Hawaiian Electric Industries Inc. ..        3,585,226        3,709,500
     250,000   Hera SpA ...........................          552,073        1,021,428
     121,500   Hokkaido Electric Power Co. Inc. ...        2,282,208        2,471,536
     121,500   Hokuriku Electric Power Co. ........        2,131,359        2,889,179
      10,000   Iberdrola SA .......................          156,751          133,986
     100,000   Iberdrola SA, ADR ..................        4,987,500        5,363,160
      85,000   Korea Electric Power Corp., ADR ....        1,253,867        1,235,050
     121,500   Kyushu Electric Power Co. Inc. .....        2,374,466        2,540,189
      22,000   Maine & Maritimes Corp.+ ...........          626,971          932,800
      80,000   MGE Energy Inc. ....................        2,605,047        2,609,600
      35,102   National Grid plc, ADR .............        1,588,562        2,315,679
     255,000   NiSource Inc. ......................        5,329,542        4,569,600
     600,000   NSTAR ..............................       14,329,143       20,292,000
     440,000   OGE Energy Corp. ...................       10,589,559       13,952,400
      30,000   Ormat Technologies Inc. ............          484,088        1,475,400
     320,000   Progress Energy Inc. ...............       14,361,775       13,385,600
     300,000   Public Service Enterprise
                  Group Inc. ......................        9,183,315       13,779,000
     121,500   Shikoku Electric Power Co. Inc. ....        2,264,565        3,341,150
      15,000   TECO Energy Inc. ...................          255,758          322,350
     121,500   The Chugoku Electric
                  Power Co. Inc. ..................        2,194,052        2,591,680
      45,000   The Empire District Electric Co. ...          998,787          834,300
     121,500   The Kansai Electric
                  Power Co. Inc. ..................        2,333,021        2,843,410
     108,000   The Tokyo Electric Power Co. Inc. ..        2,545,172        2,776,663
     121,500   Tohoku Electric Power Co. Inc. .....        2,112,763        2,643,170
     205,000   Vectren Corp. ......................        5,572,873        6,398,050
     470,000   Westar Energy Inc. .................        9,309,271       10,109,700
      85,000   Wisconsin Energy Corp. .............        2,690,561        3,843,700
     200,000   Xcel Energy Inc. ...................        3,389,999        4,014,000
                                                      --------------   --------------
                                                         180,738,304      225,569,638
                                                      --------------   --------------

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                  COST            VALUE
------------                                          --------------   --------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: NATURAL GAS -- 3.8%
       8,000   AGL Resources Inc. .................   $      217,299   $      276,640
      50,000   Atmos Energy Corp. .................        1,251,665        1,378,500
      20,000   Delta Natural Gas Co. Inc. .........          504,315          522,400
       6,000   Energen Corp. ......................          124,550          468,180
       2,000   EnergySouth Inc. ...................           99,088           98,120
      20,000   Kinder Morgan Energy Partners LP ...          824,553        1,114,600
     350,000   National Fuel Gas Co. ..............        9,372,113       20,818,000
     210,000   Nicor Inc. .........................        7,147,795        8,943,900
     220,000   ONEOK Inc. .........................        5,480,182       10,742,600
     200,000   Sempra Energy ......................        5,955,980       11,290,000
      35,000   South Jersey Industries Inc. .......          839,202        1,307,600
      90,000   Southern Union Co. .................        2,154,284        2,431,800
     190,000   Southwest Gas Corp. ................        4,719,351        5,648,700
     600,000   Spectra Energy Corp. ...............       13,375,657       17,244,000
      60,000   The Laclede Group Inc. .............        1,690,312        2,422,200
                                                      --------------   --------------
                                                          53,756,346       84,707,240
                                                      --------------   --------------
               ENERGY AND UTILITIES: OIL -- 13.9%
      20,000   Anadarko Petroleum Corp. ...........          650,810        1,496,800
      39,000   Apache Corp. .......................        1,861,319        5,421,000
      45,000   BG Group plc, ADR ..................        1,819,092        5,852,587
     160,000   BP plc, ADR ........................        7,479,063       11,131,200
      80,000   Cameron International Corp.+ .......        1,103,787        4,428,000
      85,000   Chesapeake Energy Corp. ............        1,519,622        5,606,600
     243,000   Chevron Corp. ......................       14,531,853       24,088,590
       1,000   Cimarex Energy Co. .................           28,300           69,670
     330,000   ConocoPhillips .....................       17,735,510       31,148,700
      78,000   Devon Energy Corp. .................        3,448,499        9,372,480
     170,000   Eni SpA, ADR .......................        6,249,080       12,619,100
     210,000   Exxon Mobil Corp. ..................        9,845,136       18,507,300
      30,000   Hess Corp. .........................          830,468        3,785,700
     475,000   Marathon Oil Corp. .................       16,752,703       24,638,250
     145,000   Murphy Oil Corp. ...................        7,348,500       14,217,250
       4,000   Nabors Industries Ltd.+ ............           97,350          196,920
       1,000   Niko Resources Ltd. ................           57,456           95,852
      10,000   Noble Corp. ........................          254,820          649,600
     295,000   Occidental Petroleum Corp. .........       11,115,782       26,508,700
      30,000   Oceaneering International Inc.+ ....        1,368,819        2,311,500
      18,000   PetroChina Co. Ltd., ADR ...........        1,359,633        2,319,480
      30,000   Petroleo Brasileiro SA, ADR ........        1,735,716        2,124,900
     270,000   Repsol YPF SA, ADR .................        5,719,267       10,602,900
     210,000   Rowan Companies Inc. ...............        7,973,762        9,817,500
     200,000   Royal Dutch Shell plc, Cl. A, ADR ..        9,567,840       16,342,000

                                                                           MARKET
   SHARES                                                  COST             VALUE
------------                                          --------------   --------------
     845,000   StatoilHydro ASA, ADR ..............   $   12,183,860   $   31,586,100
     180,000   Sunoco Inc. ........................        9,558,099        7,324,200
     460,000   Synenco Energy Inc., Cl. A+ ........        4,110,623        4,055,507
     190,000   Total SA, ADR ......................        8,319,782       16,201,300
      45,000   Transocean Inc.+ ...................        3,943,035        6,857,550
                                                      --------------   --------------
                                                         168,569,586      309,377,236
                                                      --------------   --------------
               ENERGY AND UTILITIES: SERVICES -- 3.9%
     120,000   ABB Ltd., ADR+ .....................        1,310,760        3,398,400
      20,000   Baker Hughes Inc. ..................          759,763        1,746,800
     110,000   Diamond Offshore Drilling Inc. .....        6,139,336       15,305,400
      19,500   Exterran Holdings Inc.+ ............        1,085,163        1,394,055
     590,000   Halliburton Co. ....................       16,271,870       31,311,300
     120,000   Schlumberger Ltd. ..................        3,977,835       12,891,600
     421,000   Weatherford International Ltd.+ ....        9,154,820       20,877,390
                                                      --------------   --------------
                                                          38,699,547       86,924,945
                                                      --------------   --------------
               ENERGY AND UTILITIES: WATER -- 0.7%
      11,000   American States Water Co. ..........          273,608          384,340
     340,000   American Water Works Co. Inc.+ .....        7,310,000        7,541,200
      61,333   Aqua America Inc. ..................        1,025,610          979,488
       6,000   Artesian Resources Corp., Cl. A ....          113,635          110,340
       3,000   California Water Service Group .....           94,710           98,310
      11,500   Connecticut Water Service Inc. .....          276,036          257,600
       1,000   Consolidated Water Co. Ltd. ........           26,770           19,800
       6,000   Middlesex Water Co. ................          111,082           99,540
      60,000   Pennichuck Corp. ...................        1,362,461        1,389,000
      82,000   SJW Corp. ..........................        1,384,964        2,164,800
      16,800   Southwest Water Co. ................          192,169          168,336
       5,000   Suez SA ............................          156,718          341,814
     168,000   Suez SA, Strips+ ...................                0            2,645
      36,000   United Utilities plc, ADR ..........          774,333          983,700
       9,000   York Water Co. .....................          115,031          131,130
                                                      --------------   --------------
                                                          13,217,127       14,672,043
                                                      --------------   --------------
               ENTERTAINMENT -- 1.1%
       8,000   Grupo Televisa SA, ADR .............           79,516          188,960
     365,000   Take-Two Interactive
                  Software Inc.+ ..................        9,465,699        9,333,050
     500,000   Time Warner Inc. ...................        8,094,238        7,400,000
     200,000   Vivendi ............................        6,351,618        7,588,878
                                                      --------------   --------------
                                                          23,991,071       24,510,888
                                                      --------------   --------------

                 See accompanying notes to financial statements.

                      THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                           MARKET
SHARES                                                     COST             VALUE
------                                                --------------   --------------
               COMMON STOCKS (CONTINUED)
               ENVIRONMENTAL SERVICES -- 0.7%
       1,000   Hyflux Ltd. ........................  $         1,686   $        2,198
      12,375   Veolia Environnement ...............          395,937          694,211
     420,000   Waste Management Inc. ..............       14,809,006       15,838,200
                                                      --------------   --------------
                                                          15,206,629       16,534,609
                                                      --------------   --------------
               EQUIPMENT AND SUPPLIES -- 1.9%
     102,000   CIRCOR International Inc. ..........        1,858,755        4,996,980
      30,000   Lufkin Industries Inc. .............          513,283        2,498,400
      60,000   Mueller Industries Inc. ............        2,463,788        1,932,000
     420,000   RPC Inc. ...........................        1,866,263        7,056,000
     256,000   Tenaris SA, ADR ....................       12,024,132       19,072,000
     425,000   Xerox Corp. ........................        6,424,873        5,763,000
                                                      --------------   --------------
                                                          25,151,094       41,318,380
                                                      --------------   --------------
               FINANCIAL SERVICES -- 11.7%
      70,000   Aflac Inc. .........................        3,867,534        4,396,000
     230,000   AllianceBernstein Holding LP .......       14,110,132       12,576,400
     440,000   American Express Co. ...............       19,643,120       16,574,800
     100,000   American International Group Inc. ..        5,503,953        2,646,000
       8,000   AON Corp. ..........................          173,453          367,520
      80,000   Astoria Financial Corp. ............        2,005,945        1,606,400
     200,000   Bank of America Corp. ..............        9,136,940        4,774,000
       4,000   BlackRock Inc. .....................          315,074          708,000
     130,000   Capital One Financial Corp. ........        6,927,309        4,941,300
     260,000   CIT Group Inc. .....................        4,144,077        1,770,600
     400,000   Citigroup Inc. .....................       17,903,679        6,704,000
      10,000   CME Group Inc. .....................        4,370,188        3,831,900
     100,000   Deutsche Bank AG ...................        9,913,140        8,535,000
     600,000   Discover Financial Services ........       11,478,600        7,902,000
     390,000   Federal National Mortgage
                  Association .....................       12,084,263        7,608,900
      78,909   Fidelity National Financial Inc.,
                  Cl. A ...........................        1,529,570          994,253
      70,000   Flushing Financial Corp. ...........        1,253,654        1,326,500
      40,000   Freddie Mac ........................        1,206,051          656,000
      60,000   Hilb Rogal & Hobbs Co. .............        2,659,564        2,607,600
     160,000   HSBC Holdings plc, ADR .............       13,671,864       12,272,000
      80,000   Hudson City Bancorp Inc. ...........        1,230,390        1,334,400
      75,000   Invesco Ltd. .......................        1,926,864        1,798,500
     420,000   JPMorgan Chase & Co. ...............       15,189,246       14,410,200
     100,000   Legg Mason Inc. ....................        6,209,542        4,357,000
      25,000   Lehman Brothers Holdings Inc. ......        1,016,339          495,250
      15,000   M&T Bank Corp. .....................        1,137,745        1,058,100

                                                                           MARKET
SHARES                                                     COST             VALUE
------                                                --------------   --------------
     180,000   Marshall & Ilsley Corp. ............   $    6,151,668   $    2,759,400
     272,000   Merrill Lynch & Co. Inc. ...........       17,251,736        8,625,120
     150,000   Moody's Corp. ......................        5,484,660        5,166,000
     185,000   National Australia Bank Ltd., ADR ..        4,372,323        4,704,661
     200,000   New York Community Bancorp Inc. ....        3,836,177        3,568,000
     270,000   NewAlliance Bancshares Inc. ........        3,899,679        3,369,600
     220,000   PNC Financial Services Group Inc. ..       11,891,734       12,562,000
     180,000   Popular Inc. .......................        3,455,808        1,186,200
     100,000   Regions Financial Corp. ............        3,406,286        1,091,000
      90,000   SAFECO Corp. .......................        6,016,507        6,044,400
     285,000   SLM Corp.+ .........................        9,144,554        5,514,750
     500,000   Sovereign Bancorp Inc. .............        8,593,512        3,680,000
      80,050   Sterling Bancorp ...................        1,304,876          956,598
     120,000   T. Rowe Price Group Inc. ...........        4,290,139        6,776,400
      80,000   The Allstate Corp. .................        4,076,646        3,647,200
     325,000   The Bank of New York Mellon Corp. ..       11,168,893       12,294,750
      48,000   The Blackstone Group LP ............        1,037,780          874,080
     290,000   The Travelers Companies Inc. .......       10,913,064       12,586,000
      32,522   Valley National Bancorp ............          712,688          512,872
     500,000   Wachovia Corp. .....................       19,563,400        7,765,000
     400,000   Waddell & Reed Financial Inc., Cl.
                  A ...............................        8,823,625       14,004,000
      15,000   Webster Financial Corp. ............          469,832          279,000
     560,000   Wells Fargo & Co. ..................       16,614,113       13,300,000
     130,000   Wilmington Trust Corp. .............        4,474,468        3,437,200
                                                      --------------   --------------
                                                         335,562,404      260,956,854
                                                      --------------   --------------
               FOOD AND BEVERAGE -- 9.0%
     177,000   Anheuser-Busch Companies Inc. ......        8,275,157       10,995,240
     175,000   Cadbury plc, ADR ...................        9,520,442        8,806,000
      80,000   Campbell Soup Co. ..................        2,470,209        2,676,800
     130,000   China Mengniu Dairy Co. Ltd. .......          422,055          368,463
     220,000   ConAgra Foods Inc. .................        5,404,997        4,241,600
     960,000   Davide Campari-Milano SpA ..........        9,710,824        8,025,947
     168,000   Dr. Pepper Snapple Group Inc.+ .....        4,835,755        3,524,640
     290,000   General Mills Inc. .................       14,133,198       17,623,300
     270,000   Groupe Danone ......................       14,818,114       18,959,599
     100,000   H.J. Heinz Co. .....................        3,521,143        4,785,000
     200,000   ITO EN Ltd. ........................        4,905,490        3,149,221
      50,000   ITO EN Ltd., Preference ............        1,116,348          532,090

                 See accompanying notes to financial statements.

                      THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)


                                                                           MARKET
SHARES                                                     COST             VALUE
------                                                --------------   --------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE (CONTINUED)
       1,000   Kellogg Co. ........................   $       35,550   $       48,020
     210,000   Kikkoman Corp. .....................        2,822,445        2,565,052
     400,000   Kraft Foods Inc., Cl. A ............       12,241,858       11,380,000
     160,000   Morinaga Milk Industry Co. Ltd. ....          659,734          415,878
     270,000   Nissin Food Products Co. Ltd. ......        9,337,512        9,052,126
     500,000   Parmalat SpA .......................        1,885,518        1,306,799
     339,450   Parmalat SpA, GDR (b)(c) ...........          981,615          887,798
     320,000   PepsiAmericas Inc. .................        6,616,558        6,329,600
      47,000   Pernod-Ricard SA ...................        5,249,770        4,828,463
       6,000   Remy Cointreau SA ..................          422,183          328,085
   1,200,000   Sara Lee Corp. .....................       20,004,342       14,700,000
     300,000   The Coca-Cola Co. ..................       13,301,591       15,594,000
     350,000   The Hershey Co. ....................       15,928,303       11,473,000
     310,000   Wm. Wrigley Jr. Co. ................       22,155,130       24,111,800
       3,000   Wm. Wrigley Jr. Co., Cl. B .........          167,630          233,400
     465,000   YAKULT HONSHA Co. Ltd. .............       12,519,547       13,093,657
                                                      --------------   --------------
                                                         203,463,018      200,035,578
                                                      --------------   --------------
               HEALTH CARE -- 3.0%
      25,000   Advanced Medical Optics Inc.+ ......          714,288          468,500
      20,000   Applera Corp. ......................          672,701          669,600
      13,000   Apria Healthcare Group Inc.+ .......          258,694          252,070
     200,000   Boston Scientific Corp.+ ...........        2,793,925        2,458,000
     115,000   Bristol-Myers Squibb Co. ...........        2,789,992        2,360,950
      55,000   Covidien Ltd. ......................        2,410,003        2,633,950
     150,000   Eli Lilly & Co. ....................        8,318,465        6,924,000
     100,000   IMS Health Inc. ....................        2,416,170        2,330,000
      50,000   Johnson & Johnson  . ...............        3,244,276        3,217,000
     200,000   Merck & Co. Inc. ...................        7,533,281        7,538,000
     135,000   Owens & Minor Inc. .................        4,079,428        6,168,150
   1,050,000   Pfizer Inc. ........................       27,940,141       18,343,500
      34,300   Schiff Nutrition International
                  Inc. ............................          202,617          192,080
      30,000   St. Jude Medical Inc.+ .............        1,263,218        1,226,400
      12,000   Third Wave Technologies Inc.+ ......          133,775          133,920
     130,000   Wyeth ..............................        6,096,113        6,234,800
      75,000   Zimmer Holdings Inc.+ ..............        5,045,940        5,103,750
                                                      --------------   --------------
                                                          75,913,027       66,254,670
                                                      --------------   --------------
               HOTELS AND GAMING -- 0.3%
      50,000   Boyd Gaming Corp. ..................        1,648,138          628,000
     690,000   Ladbrokes plc ......................        9,056,911        3,528,682

                                                                           MARKET
SHARES                                                     COST             VALUE
------                                                --------------   --------------
      22,000   Las Vegas Sands Corp.+ .............   $    1,802,336   $    1,043,680
      70,000   Pinnacle Entertainment Inc.+ .......        1,795,795          734,300
                                                      --------------   --------------
                                                          14,303,180        5,934,662
                                                      --------------   --------------
               MACHINERY -- 0.3%
     185,000   CNH Global NV ......................        5,080,367        6,284,450
                                                      --------------   --------------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.0%
      10,000   Skyline Corp. ......................          309,265          235,000
                                                      --------------   --------------
               METALS AND MINING -- 1.1%
     170,000   Alcoa Inc. .........................        6,232,034        6,055,400
      10,000   Alliance Holdings GP LP ............          230,523          298,100
      17,000   Arch Coal Inc. .....................          265,374        1,275,510
       8,000   BHP Billiton Ltd., ADR .............          217,549          681,520
       1,000   Fording Canadian Coal Trust ........           38,886           95,610
      98,000   Freeport-McMoRan Copper & Gold
                  Inc. ............................        3,409,931       11,484,620
      10,000   Massey Energy Co. ..................          235,475          937,500
      20,000   Peabody Energy Corp. ...............          274,124        1,761,000
       2,000   Rio Tinto plc, ADR .................          563,767          990,000
       3,000   Westmoreland Coal Co.+ .............           52,605           63,330
                                                      --------------   --------------
                                                          11,520,268       23,642,590
                                                      --------------   --------------
               PAPER AND FOREST PRODUCTS -- 0.4%
     400,000   International Paper Co. ............       12,450,227        9,320,000
                                                      --------------   --------------
               PUBLISHING -- 0.5%
      35,000   Idearc Inc. ........................          138,481           82,250
   1,873,750   Il Sole 24 Ore .....................       15,671,047       10,937,633
                                                      --------------   --------------
                                                          15,809,528       11,019,883
                                                      --------------   --------------
               REAL ESTATE -- 0.0%
      18,000   Brookfield Asset
                  Management Inc., Cl. A ..........          186,196          585,720
                                                      --------------   --------------
               RETAIL -- 2.0%
     210,000   CVS Caremark Corp. .................        7,892,649        8,309,700
     142,000   Ingles Markets Inc., Cl. A .........        1,615,209        3,312,860
     410,000   Safeway Inc. .......................        8,674,488       11,705,500
      22,000   Saks Inc.+ .........................          360,087          241,560
     310,000   Sally Beauty Holdings Inc.+ ........        3,837,420        2,002,600
      85,000   SUPERVALU Inc. .....................        2,526,712        2,625,650
      95,000   The Great Atlantic & Pacific Tea Co.
                  Inc.+ ...........................        2,840,954        2,167,900
     360,000   Walgreen Co. .......................       14,183,090       11,703,600
      74,000   Whole Foods Market Inc. ............        2,902,875        1,753,060
                                                      --------------   --------------
                                                          44,833,484       43,822,430
                                                      --------------   --------------

                See accompanying notes to financial statements.

                      THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

                                                                           MARKET
SHARES                                                     COST             VALUE
------                                                --------------   --------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY CHEMICALS -- 1.4%
       5,000   Arkema, ADR+ .......................   $      269,656   $      282,811
     125,000   Ashland Inc. .......................        7,939,090        6,025,000
     170,000   E.I. du Pont de Nemours & Co. ......        7,402,747        7,291,300
     260,000   Ferro Corp. ........................        4,980,743        4,877,600
     100,000   Olin Corp. .........................        1,826,861        2,618,000
     260,000   The Dow Chemical Co. ...............       10,489,368        9,076,600
      15,000   Tronox Inc., Cl. B .................          155,144           45,300
                                                      --------------   --------------
                                                          33,063,609       30,216,611
                                                      --------------   --------------
               TELECOMMUNICATIONS -- 5.7%
     570,000   AT&T Inc. ..........................       15,544,153       19,203,300
     400,000   BCE Inc. ...........................        9,661,171       13,924,000
      47,125   Bell Aliant Regional Communications
                  Income Fund+ (b)(d) .............        1,278,068        1,370,395
      71,000   BT Group plc, ADR ..................        2,221,635        2,820,830
      37,000   CenturyTel Inc. ....................        1,298,775        1,316,830
      50,000   Compania de Telecomunicaciones de
                  Chile SA, ADR ...................          607,686          288,000
     625,000   Deutsche Telekom AG, ADR ...........       11,730,650       10,231,250
      25,000   Embarq Corp. .......................        1,080,206        1,181,750
      24,959   FairPoint Communications Inc. ......          230,292          179,954
      55,000   France Telecom SA, ADR .............        1,338,443        1,629,650
     210,000   Hellenic Telecommunications
                  Organization SA, ADR ............        1,644,219        2,499,000
     215,000   Portugal Telecom SGPS SA ...........        2,574,406        2,440,643
     200,000   Qwest Communications International
                  Inc. ............................        1,181,992          786,000
     900,000   Sprint Nextel Corp. ................       17,041,482        8,550,000
      20,000   Telecom Corp. of New Zealand Ltd.,
                  ADR .............................          312,271          270,200
     190,000   Telecom Italia SpA, ADR ............        5,432,036        3,792,400
      16,000   Telefonica SA, ADR .................          683,716        1,273,280
     196,000   Telefonos de Mexico SAB de CV, Cl.
                  L, ADR ..........................        1,903,750        4,641,280
     196,000   Telmex Internacional SAB de CV,
                  ADR+ ............................        1,322,945        3,155,600
     130,000   Telstra Corp. Ltd., ADR ............        2,392,135        2,644,785
      76,100   TELUS Corp., Non-Voting, ADR .......        1,574,712        3,069,113
   1,000,000   Verizon Communications Inc. ........       36,248,381       35,400,000

                                                                           MARKET
SHARES                                                     COST             VALUE
------                                                --------------   --------------
     190,000   Vodafone Group plc, ADR ............   $    5,193,922   $    5,597,400
                                                      --------------   --------------
                                                         122,497,046      126,265,660
                                                      --------------   --------------
               TRANSPORTATION -- 0.6%
       3,000   Frontline Ltd. .....................          105,687          209,340
     250,000   GATX Corp. .........................        7,479,104       11,082,500
      24,000   Golden Ocean Group Ltd. ............           14,400          143,485
       3,000   Ship Finance .......................
               International Ltd. .................           66,356           88,590
      22,000   Teekay Corp. .......................          794,715          993,960
                                                      --------------   --------------
                                                           8,460,262       12,517,875
                                                      --------------   --------------
               WIRELESS COMMUNICATIONS -- 0.3%
       5,000   Crown Castle International Corp.+ ..           80,650          193,650
     111,030   United States Cellular Corp.+ ......        5,129,256        6,278,746
      14,000   Vimpel-Communications, ADR .........           85,375          415,520
                                                      --------------   --------------
                                                           5,295,281        6,887,916
                                                      --------------   --------------
               TOTAL COMMON STOCKS ................    1,823,382,802    2,044,241,596
                                                      --------------   --------------
               CONVERTIBLE PREFERRED STOCKS -- 1.2%
               AGRICULTURE -- 0.0%
       3,000   Archer-Daniels-Midland Co.,
                  6.250% Cv. Pfd. .................          133,615          131,520
                                                      --------------   --------------
               BROADCASTING -- 0.0%
      20,460   Emmis Communications Corp.,
                  6.250% Cv. Pfd., Ser. A .........          960,081          511,500
                                                      --------------   --------------
               BUILDING AND CONSTRUCTION -- 0.0%
         200   Fleetwood Capital Trust,
                  6.000% Cv. Pfd. .................            6,210            3,600
                                                      --------------   --------------
               DIVERSIFIED INDUSTRIAL -- 0.0%
      38,000   Smurfit-Stone Container Corp.,
                  7.000% Cv. Pfd., Ser. A .........          952,374          665,000
                                                      --------------   --------------
               ENERGY AND UTILITIES -- 0.4%
       5,000   Chesapeake Energy Corp.,
                  5.000% Cv. Pfd. (b) .............          512,500          901,875
      20,000   CMS Energy Corp.,
                  4.500% Cv. Pfd., Ser. B .........        1,069,063        1,564,800
     129,000   El Paso Energy Capital Trust I,
                  4.750% Cv. Pfd. .................        4,649,004        5,289,000
                                                      --------------   --------------
                                                           6,230,567        7,755,675
                                                      --------------   --------------

                See accompanying notes to financial statements.

                      THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                           MARKET
   SHARES                                                  COST            VALUE
------------                                          --------------   --------------
               CONVERTIBLE PREFERRED STOCKS (CONTINUED)
               ENTERTAINMENT -- 0.0%
      30,000   Six Flags Inc.,
                  7.250% Cv. Pfd. .................   $    687,488     $      280,500
                                                      --------------   --------------
               FINANCIAL SERVICES -- 0.3%
       1,500   Doral Financial Corp.,
                  4.750% Cv. Pfd. .................          207,335          183,842
     112,000   Newell Financial Trust I,
                  5.250% Cv. Pfd. .................        5,269,687        5,068,000
                                                      --------------   --------------
                                                           5,477,022        5,251,842
                                                      --------------   --------------
               HEALTH CARE -- 0.0%
       8,000   Omnicare Inc.,
                  4.000% Cv. Pfd., Ser. B .........          437,647          310,880
                                                      --------------   --------------
               TELECOMMUNICATIONS -- 0.4%
      50,000   Cincinnati Bell Inc.,
                  6.750% Cv. Pfd., Ser. B .........        2,118,418        2,010,000
     120,000   Crown Castle International Corp.,
                  6.250% Cv. Pfd. .................        5,522,500        6,915,000
                                                      --------------   --------------
                                                           7,640,918        8,925,000
                                                      --------------   --------------
               TRANSPORTATION -- 0.1%
       1,500   GATX Corp.,
                  $2.50 Cv. Pfd. ..................          199,475          340,500
         982   Kansas City Southern,
                  4.250% Cv. Pfd. .................          551,884        1,501,923
                                                      --------------   --------------
                                                             751,359        1,842,423
                                                      --------------   --------------
               TOTAL CONVERTIBLE PREFERRED
                  STOCKS ..........................       23,277,281       25,677,940
                                                      --------------   --------------

  PRINCIPAL
   AMOUNT
------------
               CONVERTIBLE CORPORATE BONDS -- 1.2%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
 $   500,000   Standard Motor Products Inc.,
                  Sub. Deb. Cv.,
                  6.750%, 07/15/09 ................          493,794          478,750
                                                      --------------   --------------
               BROADCASTING -- 0.5%
  13,000,000   Sinclair Broadcast Group Inc.,
                  Sub. Deb. Cv.,
                  6.000%, 09/15/12 ................       11,250,488       11,716,250
                                                      --------------   --------------
               COMMUNICATIONS EQUIPMENT -- 0.5%
  10,000,000   Agere Systems Inc.,
                  Sub. Deb. Cv.,
                  6.500%, 12/15/09 ................       10,028,349       10,200,000
                                                      --------------   --------------

  PRINCIPAL                                                                MARKET
   AMOUNT                                                  COST             VALUE
------------                                          --------------   --------------
               REAL ESTATE -- 0.0%
 $ 1,100,000   Palm Harbor Homes Inc., Cv.,
                  3.250%, 05/15/24 ................   $    1,060,764   $      654,500
                                                      --------------   --------------
               RETAIL -- 0.2%
   5,100,000   The Great Atlantic &
                  Pacific Tea Co. Inc., Cv.,
                  5.125%, 06/15/11 ................        5,096,263        4,787,625
                                                      --------------   --------------
               TOTAL CONVERTIBLE CORPORATE BONDS ..       27,929,658       27,837,125
                                                      --------------   --------------

   SHARES
------------
               WARRANTS -- 0.0%
               FOOD AND BEVERAGE -- 0.0%
         650   Parmalat SpA, GDR,
                  expire 12/31/15+ (b)(c)(d) ......                0            1,075
                                                      --------------   --------------

  PRINCIPAL
   AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS -- 5.4%
               U.S. TREASURY BILLS -- 4.9%
$107,564,000   U.S. Treasury Bills,
                  1.200% to 2.038%++,
                  07/03/08 to 11/28/08 ............      107,316,751      107,301,680
                                                      --------------   --------------
               U.S. TREASURY NOTES -- 0.5%
  11,360,000   U.S. Treasury Note,
                  5.000%, 07/31/08 ................       11,386,777       11,386,777
                                                      --------------   --------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS ..      118,703,528      118,688,457
                                                      --------------   --------------
TOTAL INVESTMENTS -- 100.0% .......................   $1,993,293,269    2,216,446,193
                                                      ==============
OTHER ASSETS AND LIABILITIES (NET) ................                        14,079,883
PREFERRED SHARES
   (5,814,200 preferred shares outstanding) .......                      (500,000,000)
                                                                       --------------
NET ASSETS -- COMMON SHARES
   (83,792,037 common shares outstanding) .........                    $1,730,526,076
                                                                       ==============
NET ASSET VALUE PER COMMON SHARE
   ($1,730,526,076 / 83,792,037 shares
   outstanding) ...................................                    $        20.65
                                                                       ==============

----------

(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of Rule 144A securities amounted to $3,161,143 or 0.14% of total investments. Except as noted in (c), these securities are liquid.

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

(c) At June 30, 2008, the Fund held investments in restricted and illiquid securities amounting to $888,873 or 0.04% of total investments, which were valued under methods approved by the Board of Trustees as follows:

                                                                                     06/30/08
 ACQUISITION                                          ACQUISITION   ACQUISITION   CARRYING VALUE
   SHARES      ISSUER                                     DATE          COST         PER UNIT
------------   ------                                 -----------   -----------   --------------
     339,450   Parmalat SpA, GDR ..................     12/02/03    $   981,615   $       2.6154
         650   Parmalat SpA, GDR
                  warrants expire 12/31/15 ........     11/09/05             --           1.6538

(d) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $1,371,470 or 0.06% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

                                                       % OF
                                                      MARKET               MARKET
GEOGRAPHIC DIVERSIFICATION                             VALUE                VALUE
--------------------------                            ------           --------------
North America .....................................    78.5%           $1,739,450,659
Europe. ...........................................    14.4               320,208,005
Latin America .....................................     3.6                80,378,041
Japan .............................................     2.9                63,557,635
Asia/Pacific ......................................     0.6                12,851,853
                                                      -----            --------------
Total Investments .................................   100.0%           $2,216,446,193
                                                      =====            ===============

                 See accompanying notes to financial statements.

                      THE GABELLI DIVIDEND & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $1,991,267,469) .....................   $2,215,428,833
   Investments in affiliates, at value (cost $2,025,800) ...........        1,017,360
   Foreign currency, at value (cost $152,515) ......................          152,459
   Deposit at broker ...............................................            3,679
   Cash ............................................................              934
   Receivable for investments sold .................................       14,296,856
   Dividends and interest receivable ...............................        4,113,086
   Deferred offering expense .......................................           73,650
   Prepaid expense .................................................           30,966
                                                                       --------------
   TOTAL ASSETS ....................................................    2,235,117,823
                                                                       --------------
LIABILITIES:
   Unrealized depreciation on swap contracts .......................        1,250,946
   Payable for investments purchased ...............................          843,803
   Distributions payable ...........................................          316,209
   Payable for investment advisory fees ............................        1,483,743
   Payable for payroll expenses ....................................          149,976
   Payable for accounting fees .....................................            3,751
   Payable for auction agent fees ..................................          317,640
   Other accrued expenses ..........................................          225,679
                                                                       --------------
   TOTAL LIABILITIES ...............................................        4,591,747
                                                                       --------------
PREFERRED SHARES:
   Series A Cumulative Preferred Shares (5.875%, $25 liquidation value, $0.001 par value, 3,200,000 shares authorized with
      3,200,000 shares issued and outstanding) .....................       80,000,000
   Series B Cumulative Preferred Shares (Auction Market, $25,000
      liquidation value, $0.001 par value, 4,000 shares authorized
      with 4,000 shares issued and outstanding) ....................      100,000,000
   Series C Cumulative Preferred Shares (Auction Market, $25,000
      liquidation value, $0.001 par value, 4,800 shares authorized
      with 4,800 shares issued and outstanding) ....................      120,000,000
   Series D Cumulative Preferred Shares (6.00%, $25 liquidation value, $0.001 par value, 2,600,000 shares authorized with
      2,600,000 shares issued and outstanding) .....................       65,000,000
   Series E Cumulative Preferred Shares (Auction Rate, $25,000
      liquidation value, $0.001 par value, 5,400 shares authorized
      with 5,400 shares issued and outstanding) ....................      135,000,000
                                                                       --------------
   TOTAL PREFERRED SHARES ..........................................      500,000,000
                                                                       --------------
   NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS ..................   $1,730,526,076
                                                                       ==============
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS CONSIST OF:
   Paid-in capital, at $0.001 par value.............................   $1,510,573,268
   Accumulated distributions in excess of net realized gain on investments, swap contracts, and foreign currency
      transactions .................................................       (1,935,749)
   Net unrealized appreciation on investments ......................      223,152,924
   Net unrealized depreciation on swap contracts ...................       (1,250,946)
   Net unrealized depreciation on foreign currency translations ....          (13,421)
                                                                       --------------
   NET ASSETS ......................................................   $1,730,526,076
                                                                       ==============
NET ASSET VALUE PER COMMON SHARE
   ($1,730,526,076 / 83,792,037 shares outstanding;
   unlimited number of shares authorized) ..........................   $        20.65
                                                                       ==============

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $1,306,190) ..................   $   33,211,077
   Interest ........................................................        2,556,924
                                                                       --------------
   TOTAL INVESTMENT INCOME .........................................       35,768,001
                                                                       --------------
EXPENSES:
   Investment advisory fees ........................................       11,454,499
   Auction agent fees ..............................................          450,376
   Shareholder communications expenses .............................          297,454
   Custodian fees ..................................................          145,116
   Payroll expenses ................................................          140,873
   Trustees' fees ..................................................           86,244
   Legal and audit fees ............................................           57,085
   Shareholder services fees .......................................           22,798
   Accounting fees .................................................           22,500
   Interest expense ................................................            2,332
   Miscellaneous expenses ..........................................          123,641
                                                                       --------------
   TOTAL EXPENSES ..................................................       12,802,918
   LESS:
      Advisory fee reduction .......................................       (2,486,339)
      Custodian fee credits ........................................           (5,810)
                                                                       --------------
   NET EXPENSES ....................................................       10,310,769
                                                                       --------------
   NET INVESTMENT INCOME ...........................................       25,457,232
                                                                       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   SWAP CONTRACTS, AND FOREIGN CURRENCY:
   Net realized gain on investments - unaffiliated .................        8,597,581
   Net realized loss on investments - affiliated ...................          (41,666)
   Net realized loss on swap contracts .............................       (1,479,905)
   Net realized gain on foreign currency transactions ..............           18,774
                                                                       --------------
   Net realized gain on investments, written options,
      swap contracts, and foreign currency transactions ............        7,094,784
                                                                       --------------
   Net change in unrealized appreciation/depreciation:
      on investments ...............................................     (213,239,077)
      on swap contracts ............................................           (3,349)
      on foreign currency translations .............................          (17,836)
                                                                       --------------
   Net change in unrealized appreciation/depreciation on
      investments, swap contracts, and foreign
      currency translations ........................................     (213,260,262)
                                                                       --------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
      SWAP CONTRACTS, AND FOREIGN CURRENCY .........................     (206,165,478)
                                                                       --------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............     (180,708,246)
                                                                       --------------
   Total Distributions to Preferred Shareholders ...................      (11,924,398)
                                                                       --------------
   NET DECREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
      RESULTING FROM OPERATIONS ....................................   $ (192,632,644)
                                                                       ==============

                See accompanying notes to financial statements.

                      THE GABELLI DIVIDEND & INCOME TRUST

     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                            SIX MONTHS ENDED
                                                                                              JUNE 30, 2008        YEAR ENDED
                                                                                               (UNAUDITED)     DECEMBER 31, 2007
                                                                                            ----------------   -----------------
OPERATIONS:
   Net investment income ................................................................    $   25,457,232      $   44,287,243
   Net realized gain on investments, swap contracts, and foreign currency transactions ..         7,094,784         111,203,897
   Net change in unrealized appreciation/depreciation on investments, swap contracts,
      and foreign currency translations .................................................      (213,260,262)          4,134,547
                                                                                             --------------      --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................      (180,708,246)        159,625,687
                                                                                             --------------      --------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
   Net investment income ................................................................        (9,457,401)*        (8,447,993)
   Net realized short-term gain on investments, swap contracts, and foreign currency
      transactions ......................................................................                --          (3,890,830)
   Net realized long-term gains on investments, swap contracts, and foreign currency
      transactions ......................................................................        (2,466,997)*       (15,176,885)
                                                                                             --------------      --------------
   TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS ........................................       (11,924,398)        (27,515,708)
                                                                                             --------------      --------------
   NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
      RESULTING FROM OPERATIONS .........................................................      (192,632,644)        132,109,979
                                                                                             --------------      --------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ................................................................       (17,740,941)*       (42,713,304)
   Net realized short-term gain on investments, swap contracts, and foreign currency
      transactions ......................................................................                --         (19,699,634)
   Net realized long-term gain on investments, swap contracts, and foreign currency
      transactions ......................................................................        (4,627,787)*       (76,860,455)
   Return of capital ....................................................................       (29,588,435)*                --
                                                                                             --------------      --------------
   TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ...........................................       (51,957,163)       (139,273,393)
                                                                                             --------------      --------------
FUND SHARE TRANSACTIONS:
   Net decrease from repurchase of common shares ........................................          (714,945)         (3,091,222)
   Recapture of gain on sale of Fund shares by an affiliate .............................                --               4,338
                                                                                             --------------      --------------
   NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ..............................          (714,945)         (3,086,884)
                                                                                             --------------      --------------
   NET DECREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS .......................      (245,304,752)        (10,250,298)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
   Beginning of period ..................................................................     1,975,830,828       1,986,081,126
                                                                                             --------------      --------------
   End of period (including undistributed net investment income of
      $1,963,521 and $1,741,110, respectively) ..........................................    $1,730,526,076      $1,975,830,828
                                                                                             ==============      ==============

----------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                See accompanying notes to financial statements.

                      THE GABELLI DIVIDEND & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2008     -----------------------------------        PERIOD ENDED
                                                         (UNAUDITED)      2007     2006       2005     2004    DECEMBER 31, 2003 (g)
                                                      ----------------   ------   ------     ------   ------   ---------------------
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST
   OUTSTANDING THROUGHOUT EACH PERIOD:
OPERATING PERFORMANCE:
   Net asset value, beginning of period ...........        $ 23.57       $23.65   $20.62     $20.12   $19.26           $19.06(h)
                                                           -------       ------   ------     ------   ------           ------
   Net investment income ..........................           0.31         0.53     0.87       0.55     0.40               --
   Net realized and unrealized gain (loss) on
      investments, written options, swap contracts,
      securities sold short, and foreign currency
      transactions ................................          (2.46)        1.37     4.00       1.33     1.80             0.20
                                                           -------       ------   ------     ------   ------           ------
   Total from investment operations ...............          (2.15)        1.90     4.87       1.88     2.20             0.20
                                                           -------       ------   ------     ------   ------           ------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS: (a)
   Net investment income ..........................          (0.12)***    (0.10)   (0.12)     (0.06)   (0.01)              --
   Net realized gain on investments ...............          (0.03)***    (0.23)   (0.19)     (0.10)   (0.01)              --
                                                           -------       ------   ------     ------   ------           ------
   Total distributions to preferred shareholders ..          (0.15)       (0.33)   (0.31)     (0.16)   (0.02)              --
                                                           -------       ------   ------     ------   ------           ------
   NET INCREASE (DECREASE) IN NET ASSETS
      ATTRIBUTABLE TO COMMON SHAREHOLDERS RESULTING
      FROM OPERATIONS .............................          (2.30)        1.57     4.56       1.72     2.18               --
                                                           -------       ------   ------     ------   ------           ------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ..........................          (0.21)***    (0.51)   (0.61)     (0.48)   (0.39)              --
   Net realized gain on investments ...............          (0.06)***    (1.15)   (0.93)     (0.72)   (0.24)              --
   Return of capital ..............................          (0.35)***       --       --         --    (0.57)              --
                                                           -------       ------   ------     ------   ------           ------
   Total distributions to common shareholders .....          (0.62)       (1.66)   (1.54)     (1.20)   (1.20)              --
                                                           -------       ------   ------     ------   ------           ------
FUND SHARE TRANSACTIONS:
   Decrease in net asset value from common
      share transactions ..........................             --           --       --         --    (0.05)              --
   Increase in net asset value from repurchase of
      common shares ...............................           0.00(d)      0.01     0.01       0.02       --               --
   Offering costs for common shares charged to
      paid-in capital .............................             --           --       --         --    (0.01)              --
   Offering costs for preferred shares charged to
      paid-in capital .............................             --           --    (0.00)(d)  (0.04)   (0.06)              --
                                                           -------       ------   ------     ------   ------           ------
   Total from fund share transactions .............           0.00         0.01     0.01      (0.02)   (0.12)              --
                                                           -------       ------   ------     ------   ------           ------
   NET ASSET VALUE ATTRIBUTABLE TO COMMON
      SHAREHOLDERS, END OF PERIOD .................        $ 20.65       $23.57   $23.65     $20.62   $20.12           $19.26
                                                           =======       ======   ======     ======   ======           ======
   NAV total return + .............................          (9.44)%       7.75%   24.09%      9.47%   11.56%             1.0%*
                                                           =======       ======   ======     ======   ======           ======
   Market value, end of period ....................        $ 17.65       $20.68   $21.47     $17.62   $17.95           $20.00
                                                           =======       ======   ======     ======   ======           ======
   Investment total return ++ .....................         (11.78)%       4.14%   31.82%      4.85%   (4.15)%            0.0%**
                                                           =======       ======   ======     ======   ======           ======

                See accompanying notes to financial statements.

                      THE GABELLI DIVIDEND & INCOME TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)


                                       SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,                   PERIOD ENDED
                                         JUNE 30, 2008      -------------------------------------------------------   DECEMBER 31,
                                          (UNAUDITED)          2007            2006          2005           2004        2003 (g)
                                       ----------------     ----------     ----------     ----------     ----------  --------------
SELECTED DATA FOR A SHARE OF
   BENEFICIAL INTEREST OUTSTANDING
   THROUGHOUT EACH PERIOD:
RATIOS AND SUPPLEMENTAL DATA:
   Net assets including liquidation
      value of preferred shares, end
      of period (in 000's)...........     $2,230,526        $2,475,831     $2,486,081     $2,238,155     $2,006,703         --
   Net assets attributable to common
      shares, end of period
      (in 000's).....................     $1,730,526        $1,975,831     $1,986,081     $1,738,155     $1,706,703  $1,451,650
   Ratio of net investment income to
      average net assets attributable
      to common shares before
      preferred share distributions..           2.83%(e)          2.17%          3.91%          2.75%          2.17%      (0.04)%(e)
   Ratio of operating expenses to
      average net assets attributable
      to common shares net of
      advisory fee reduction,
      if any.........................           1.15%(e)(f)       1.38%(f)       1.41%(f)       1.33%(f)       1.12%       1.38%(e)
   Ratio of operating expenses to
      average net assets including
      liquidation value of preferred
      shares net of advisory fee
      reduction, if any..............           0.90%(e)(f)       1.11%(f)       1.11%(f)       1.12%(f)       1.07%         --
   Portfolio turnover rate +++.......           17.9%             33.8%          28.8%          25.6%          33.3%        0.4%
   5.875% SERIES A CUMULATIVE
      PREFERRED SHARES
   Liquidation value, end of period
      (in 000's).....................     $   80,000        $   80,000     $   80,000     $   80,000     $   80,000          --
   Total shares outstanding
      (in 000's).....................          3,200             3,200          3,200          3,200          3,200          --
   Liquidation preference per share..     $    25.00        $    25.00     $    25.00     $    25.00     $    25.00          --
   Average market value (b)..........     $    23.56        $    23.52     $    23.86     $    24.82     $    24.68          --
   Asset coverage per share..........     $   111.53        $   123.79     $   124.30     $   111.91     $   167.23          --
   SERIES B AUCTION MARKET CUMULATIVE
      PREFERRED SHARES
   Liquidation value, end of period
      (in 000's).....................     $  100,000        $  100,000     $  100,000     $  100,000     $  100,000          --
   Total shares outstanding
      (in 000's).....................              4                 4              4              4              4          --
   Liquidation preference per share..     $   25,000        $   25,000     $   25,000     $   25,000     $   25,000          --
   Average market value (b)..........     $   25,000        $   25,000     $   25,000     $   25,000     $   25,000          --
   Asset coverage per share..........     $  111,526        $  123,792     $  124,304     $  111,908     $  167,225          --
   SERIES C AUCTION MARKET CUMULATIVE
      PREFERRED SHARES
   Liquidation value, end of period
      (in 000's).....................     $  120,000        $  120,000     $  120,000     $  120,000     $  120,000          --
   Total shares outstanding
      (in 000's).....................              5                 5              5              5              5          --
   Liquidation preference per share..     $   25,000        $   25,000     $   25,000     $   25,000     $   25,000          --
   Average market value (b)..........     $   25,000        $   25,000     $   25,000     $   25,000     $   25,000          --
   Asset coverage per share..........     $  111,526        $  123,792     $  124,304     $  111,908     $  167,225          --
   6.00% SERIES D CUMULATIVE
      PREFERRED SHARES
   Liquidation value, end of period
      (in 000's).....................     $   65,000        $   65,000     $   65,000     $   65,000             --          --
   Total shares outstanding
      (in 000's).....................          2,600             2,600          2,600          2,600             --          --
   Liquidation preference per share..     $    25.00        $    25.00     $    25.00     $    25.00             --          --
   Average market value (b)..........     $    25.09        $    24.41     $    24.37     $    24.72             --          --
   Asset coverage per share..........     $   111.53        $   123.79     $   124.30     $   111.91             --          --
   SERIES E AUCTION RATE CUMULATIVE
      PREFERRED SHARES
   Liquidation value, end of period
      (in 000's).....................     $  135,000        $  135,000     $  135,000     $  135,000             --          --
   Total shares outstanding
      (in 000's).....................              5                 5              5              5             --          --
   Liquidation preference per share..     $   25,000        $   25,000     $   25,000     $   25,000             --          --
   Average market value (b)..........     $   25,000        $   25,000     $   25,000     $   25,000             --          --
   Asset coverage per share..........     $  111,526        $  123,792     $  124,304     $  111,908             --          --
   ASSET COVERAGE (C)................            446%              495%           497%           448%           669%         --

----------
+ Based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund's dividend reinvestment plan. Total return for a period of less than one year is not annualized.

++ Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund's dividend reinvestment plan. Total return for a period of less than one year is not annualized.

+++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2007, 2006, 2005, and 2004 would have been 58.0%, 30.8%,
     39.5%, and 48.7%, respectively. The portfolio turnover rate for the period ended December 31, 2003 would have been as shown.

* Based on net asset value per share at commencement of operations of $19.06 per share.

** Based on market value per share at initial public offering of $20.00 per share.

*** Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

(a) Calculated based upon average common shares outstanding on the record dates throughout the period.

(b)  Based on weekly prices.

(c)  Asset coverage is calculated by combining all series of preferred shares.

(d)  Amount represents less than $0.005 per share.

(e)  Annualized.

(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the fiscal year ended December 31, 2007, the ratios of operating expenses to average net assets attributable to common shares net of fee reduction would have been 1.37% and the ratios of operating expenses to average net assets including liquidation value of preferred shares net of fee reduction would have been 1.10%. For the six months ended June 30, 2008 and fiscal years ended December 31, 2006 and 2005, the effect of the custodian fee credits was minimal.

(g) The Gabelli Dividend & Income Trust commenced investment operations on November 28, 2003.

(h) The beginning NAV includes a $0.04 reduction for costs associated with the initial public offering.

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Dividend & Income Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Investment operations commenced on November 28, 2003.

     The Fund's investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                                 OTHER FINANCIAL
                                                INVESTMENTS IN     INSTRUMENTS
                                                  SECURITIES       (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)    DEPRECIATION)*
----------------                                --------------   ---------------
Level 1 - Quoted Prices .....................   $2,068,833,486              --
Level 2 - Other Significant Observable
   Inputs ...................................     147,612,707      $(1,250,946)
                                                --------------     -----------
Total .......................................   $2,216,446,193     $(1,250,946)
                                                ==============     ===========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

     In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

     OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

     In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At June 30, 2008, the Fund had no investments in options.

     SWAP AGREEMENTS. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series B Preferred Shares. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred share dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap or a cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a variable rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2008 are as follows:

                                                                     NET
  NOTIONAL                     FLOATING RATE*      TERMINATION   UNREALIZED
   AMOUNT      FIXED RATE   (RATE RESET MONTHLY)       DATE      DEPRECIATION
------------   ----------   --------------------   -----------   ------------
$100,000,000      4.01%           2.45938%           06/02/10    $(1,205,009)

----------
*    Based on Libor (London Interbank Offered Rate).

     The Fund has entered into a contract for difference swap agreement with Bear, Stearns International Limited. Details of the swap at June 30, 2008 are as follows:

        NOTIONAL               EQUITY SECURITY            INTEREST RATE/            TERMINATION   NET UNREALIZED
         AMOUNT                   RECEIVED             EQUITY SECURITY PAID             DATE       DEPRECIATION
---------------------------   ----------------   --------------------------------   -----------   --------------
                                Market Value     Overnight LIBOR plus 40 bps plus
                              Appreciation on:     Market Value Depreciation on:
$2,623,129 (204,800 shares)      Cadbury plc               Cadbury plc                02/16/09      $(45,937)

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2008, there were no open futures contracts.

     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2008, there were no open securities sold short.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2008, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     RESTRICTED AND ILLIQUID SECURITIES. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

     Distributions to shareholders of the Fund's 5.875% Series A Cumulative Preferred Shares, Series B Auction Market Cumulative Preferred Shares, Series C Auction Market Cumulative Preferred Shares, 6.00% Series D Cumulative Preferred Shares, and Series E Auction Rate Cumulative Preferred Shares ("Cumulative Preferred Shares") are recorded on a daily basis and are determined as described in Note 5.

     The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

                                                  COMMON        PREFERRED
                                                ------------   -----------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ..   $ 62,419,734   $12,332,027
Net long-term capital gains .................     76,853,659    15,183,681
                                                ------------   -----------
Total distributions paid ....................   $139,273,393   $27,515,708
                                                ============   ===========

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income .............................   $     38,659
Undistributed long-term capital gains .....................      3,892,810
Net unrealized appreciation on investments, swap contracts,
   and foreign currency transactions ......................    430,529,603
Post-October currency loss deferral .......................        (99,471)
Other temporary differences* ..............................        592,579
                                                              ------------
Total .....................................................   $434,954,180
                                                              ============

----------
*    Other temporary differences are primarily due to investments in swaps.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The following summarizes the tax cost of investments, written options, swap contracts, and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                         GROSS          GROSS       NET UNREALIZED
                                      UNREALIZED      UNREALIZED     APPRECIATION/
                         COST        APPRECIATION    DEPRECIATION   (DEPRECIATION)
                    --------------   ------------   -------------   --------------
Investments .....   $2,003,880,478   $428,746,073   $(216,180,358)  $212,565,715
Swap contracts ..               --             --      (1,250,946)    (1,250,946)
                    --------------   ------------   -------------   ------------
                    $2,003,880,478   $428,746,073   $(217,431,304)  $211,314,769
                    ==============   ============   =============   ============

     FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

     For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Preferred Shares for the fiscal year.

     The Fund's total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2008, the Fund's total return on the NAV of the common shares did not exceed the stated dividend rate or corresponding swap rate on any of the outstanding Preferred Shares. Thus, management fees with respect to the liquidation value of the preferred share assets were reduced by $2,486,339.

     During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $385,467 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund's Chief Compliance Officer. For the six months ended June 30, 2008, the Fund paid or accrued $140,873, which is included in payroll expenses in the Statement of Operations.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $12,000 plus $1,500 for each Board meeting attended in person and $500 per telephonic meeting, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S Government obligations, aggregated $381,976,941 and $395,367,642, respectively.

     Purchases and sales of U.S. Government obligations for the six months ended June 30, 2008, other than short-term obligations, aggregated $11,516,200 and $0, respectively.

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2008, the Fund repurchased 37,033 shares of beneficial interest in the open market at a cost of $714,945 and an average discount of approximately 13.10% from its NAV. All shares of beneficial interest repurchased have been retired.

     Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS ENDED
                                                   JUNE 30, 2008            YEAR ENDED
                                                    (UNAUDITED)          DECEMBER 31, 2007
                                                -------------------   ----------------------
                                                 SHARES     AMOUNT     SHARES       AMOUNT
                                                -------   ---------   --------   -----------
Net decrease from repurchase of
   common shares ............................   (37,033)  $(714,945)  (144,100)  $(3,091,222)

     The Fund's Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Cumulative Preferred Shares. The Cumulative Preferred Shares is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Cumulative Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 5.875% Series A, Series B Auction Market, Series C Auction Market, 6.00% Series D, and Series E Auction Rate Cumulative Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

     At the Fund's August 15, 2007 Board meeting, the Board approved the filing of a shelf registration with the SEC which will give the Fund the ability to offer additional preferred shares. The shelf registration was declared effective by the SEC on June 17, 2008.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     On October 12, 2004, the Fund received net proceeds of $77,280,971 (after underwriting discounts of $2,520,000 and offering expenses of $199,029) from the public offering of 3,200,000 shares of 5.875% Series A Cumulative Preferred Shares. Commencing October 12, 2009 and thereafter, the Fund, at its option, may redeem the 5.875% Series A Cumulative Preferred Shares in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series A Cumulative Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2008, the Fund did not repurchase any shares of 5.875% Series A Cumulative Preferred Shares. At June 30, 2008, 3,200,000 shares of 5.875% Series A Cumulative Preferred Shares were outstanding and accrued dividends amounted to $65,278.

     On October 12, 2004, the Fund received net proceeds of $217,488,958 (after underwriting discounts of $2,200,000 and offering expenses of $311,042) from the public offering of 4,000 shares of Series B and 4,800 shares of Series C Auction Market Cumulative Preferred Shares, respectively. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. If the number of Series B or Series C Auction Market Cumulative Preferred Shares subject to bid orders by potential holders is less than the number of Series B or Series C Auction Market Cumulative Preferred Shares subject to sell orders, then the auction is considered to be a failed auction, and the dividend rate will be the maximum rate. In that event, holders that have submitted sell orders may not be able to sell any or all of the Series B or Series C Auction Market Cumulative Preferred Shares for which they have submitted sell orders. The current maximum rate for both Series B and Series C Auction Market Cumulative Preferred Shares is 125 basis points greater than the seven day Telerate/British Bankers Association LIBOR on the day of such auction. The dividend rates of Series B Auction Market Cumulative Preferred Shares ranged from 3.880% to 5.250% during the six months ended June 30, 2008. The dividend rates of Series C Auction Market Cumulative Preferred Shares ranged from 2.296% to 4.498% during the six months ended June 30, 2008. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series B and C Auction Market Cumulative Preferred Shares shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series B and C Auction Market Cumulative Preferred Shares in whole or in part at the redemption price at any time. During the six months ended June 30, 2008, the Fund did not redeem any shares of Series B and C Auction Market Cumulative Preferred Shares. At June 30, 2008, 4,000 and 4,800 shares of the Series B and C Auction Market Cumulative Preferred Shares were outstanding with an annualized dividend rate of 3.941% and 3.953% per share and accrued dividends amounted to $65,683 and $52,706, respectively.

     On November 3, 2005, the Fund received net proceeds of $62,617,239 (after underwriting discounts of $2,047,500 and offering expenses of $335,261) from the public offering of 2,600,000 shares of 6.00% Series D Cumulative Preferred Shares. Commencing November 3, 2010 and thereafter, the Fund, at its option, may redeem the 6.00% Series D Cumulative Preferred Shares in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series D Cumulative Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2008, the Fund did not repurchase any shares of 6.00% Series D Cumulative Preferred Shares. At June 30, 2008, 2,600,000 shares of 6.00% Series D Cumulative Preferred Shares were outstanding and accrued dividends amounted to $54,167.

     On November 3, 2005, the Fund received net proceeds of $133,379,387 (after underwriting discounts of $1,350,000 and offering expenses of $270,613) from the public offering of 5,400 shares of Series E Auction Rate Cumulative Preferred Shares. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. If the number of Series E Auction Rate Cumulative Preferred Shares subject to bid orders by potential holders is less than the number of Series E Auction Rate Cumulative Preferred Shares subject to sell orders, then the auction is considered to be a failed auction, and the dividend rate will be the maximum rate. In that event,

                       THE GABELLI DIVIDEND & INCOME TRUST

              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

holders that have submitted sell orders may not be able to sell any or all of the Series E Auction Rate Cumulative Preferred Shares for which they have submitted sell orders. The current maximum rate is 150 basis points greater than the seven day Telerate/British Bankers Association LIBOR on the day of such auction. The dividend rates of Series E Auction Rate Cumulative Preferred Shares ranged from 3.454% to 5.960% during the six months ended June 30, 2008. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series E Auction Rate Preferred Shares shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series E Auction Rate Preferred Shares in whole or in part at the redemption price at any time. During the six months ended June 30, 2008, the Fund did not redeem any shares of Series E Auction Rate Preferred Shares. At June 30, 2008, 5,400 shares of Series E Auction Rate Cumulative Preferred Shares were outstanding with an annualized dividend rate of 4.180% and accrued dividends amounted to $78,375.

     The holders of Cumulative Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Cumulative Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund's outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities are required to approve certain other actions, including changes in the Fund's investment objectives or fundamental investment policies.

6. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of this issuer during the six months ended June 30, 2008 is set forth below:

                                                           NET                          PERCENT
                                                         CHANGE IN                      OWNED OF
                       BEGINNING    SHARES    ENDING    UNREALIZED       VALUE AT       SHARES
                        SHARES       SOLD     SHARES   DEPRECIATION   JUNE 30, 2008   OUTSTANDING
                       ---------   -------   -------   ------------   -------------   -----------
Trans-Lux Corp. ....    293,900    (11,300)  282,600    $(739,635)      $1,017,360      13.99%

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

     On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                        AUTOMATIC DIVIDEND REINVESTMENT
                       AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

     It is the policy of The Gabelli Dividend & Income Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                      The Gabelli Dividend & Income Trust
                               c/o Computershare
                                 P.O. Box 43010
                           Providence, RI 02940-3010

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

     SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

                              TRUSTEES AND OFFICERS
                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Mario J. Gabelli, CFA
     CHAIRMAN & CHIEF EXECUTIVE OFFICER,
     GAMCO INVESTORS, INC.

Anthony J. Colavita
     ATTORNEY-AT-LAW,
     ANTHONY J. COLAVITA, P.C.

James P. Conn
     FORMER MANAGING DIRECTOR &
     CHIEF INVESTMENT OFFICER,
     FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
     FORMER ITALIAN SENATOR

Frank J. Fahrenkopf, Jr.
     PRESIDENT & CHIEF EXECUTIVE OFFICER,
     AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
     ATTORNEY-AT-LAW,
     AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
     CERTIFIED PUBLIC ACCOUNTANT,
     SALIBELLO & BRODER, LLP

Edward T. Tokar
     SENIOR MANAGING DIRECTOR,
     BEACON TRUST COMPANY

Anthonie C. van Ekris
     CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
     CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
     PRESIDENT

Carter W. Austin
     VICE PRESIDENT

Peter D. Goldstein
     CHIEF COMPLIANCE OFFICER

Agnes Mullady
     TREASURER AND SECRETARY

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                                     5.875%      6.00%
                        Common     Preferred   Preferred
                      ----------   ---------   ---------
NYSE-Symbol:             GDV        GDV PrA     GDV PrD
Shares Outstanding:   83,792,037   3,200,000   2,600,000

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                              SEMI ANNUAL REPORT
                                                              JUNE 30, 2008

                                                                     GDV Q2/2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
=============================================================================================================================
Month #1     Common - 7,033            Common - $19.7795          Common - 7,033             Common - 83,829,070 - 7,033 =
01/01/08                                                                                     83,822,037
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
01/31/08                                                                                     Preferred Series A - 3,200,000
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A
                                                                                             Preferred Series D - 2,600,000
=============================================================================================================================
Month #2     Common - 20,000           Common - $19.1000          Common - 20,000            Common - 83,822,037 - 20,000 =
02/01/08                                                                                     83,802,037
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
02/28/08                                                                                     Preferred Series A - 3,200,000
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A
                                                                                             Preferred Series D - 2,600,000
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 83,802,037
03/01/08
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
03/31/08
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 83,802,037
04/01/08
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
04/30/08
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Month #5     Common - 10,000           Common - $19.3221          Common - 10,000            Common - 83,802,037 - 10,000 =
05/01/08                                                                                     83,792,037
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
05/31/08                                                                                     Preferred Series A - 3,200,000
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A
                                                                                             Preferred Series D - 2,600,000
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 83,792,037
06/01/08
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
06/30/08
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Total        Common - 37,033           Common - $19.3090          Common - 37,033            N/A

             Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A

             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      The Gabelli Dividend & Income Trust
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.